Submission	Aug. 29, 2025
Submission [Line Items]
Central Index Key	0001634452
Registrant Name	AB Private Credit Investors Corp
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A